COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2011
COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS
NOTE 5 – COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June 30,
	2010	2011

Contract costs incurred plus estimated earnings	$320,014,935	$389,676,454
Less: Progress billings	(259,086,879)	(286,160,795)

Cost and estimated earnings in excess of billings, net	$60,928,056	$103,515,659

As of June 30, 2010 and 2011, balances of $7,065,816 and $11,351,985, respectively, were related to contracts which are completed but are still within the warranty period.

Allowance for doubtful accounts is as follows:

	June 30,
	2009	2010	2011

Balance at beginning of year	$884,663	$744,113	$1,102,016
Additions	50,444	353,412	76,423
Written off	(194,516)	-	-
Exchange difference	3,522	4,491	54,374

	$744,113	$1,102,016	$1,232,813